Deferred Investment Consideration Payable (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Contingent Investment Consideration Payable [Line Items]
Investment in share consideration	$ 7,500,000	$ 7,500,000
Nekcom Inc [Member]
Contingent Investment Consideration Payable [Line Items]
Investment in share consideration	$ 7,500,000